Significant Accounting Policies - Ordinary Shares Subject to Possible Redemption (Details) - CIK0001853021 Metals Acquisition Corp - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Gross proceeds from IPO		$ 265,147,800	$ 265,147,800
Proceeds allocated to Public Warrants, net of offering costs		(14,052,833)	(14,052,833)
Ordinary share issuance costs		(24,729,441)	(24,729,441)
Remeasurement adjustment of carrying value to redemption value	$ 2,848,650	38,782,274	3,760,916
Ordinary shares subject to possible redemption	271,757,366	$ 265,147,800	268,908,716
Dissolution expense	$ 100,000		$ 100,000